Carrying Amounts and Fair Values of Company's Financial Instruments (Detail) - Warranty Liability	Mar. 31, 2017 USD ($)
Liabilities
Financial Liabilities Fair Value Disclosure	$ 2,811,111
Fair Value, Inputs, Level 1
Liabilities
Financial Liabilities Fair Value Disclosure	0
Fair Value, Inputs, Level 2
Liabilities
Financial Liabilities Fair Value Disclosure	0
Fair Value, Inputs, Level 3
Liabilities
Financial Liabilities Fair Value Disclosure	$ 2,811,111